NONCONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2012
NONCONTROLLING INTEREST
Schedule of noncontrolling interest

	Baichuan	Workshop (BVI&HK)	Cinema Popular	Xi'an Huitong	Shanghai Cinema	Mango Cinema	Tianjin (Nongken&Jin'ao)	Total
Balance as of January 1, 2010	886,153	(45,384)	(243,708)	—	—	—	—	597,061
Acquisition of Beijing Bona Cineplex (Note 3(a))	—	—	—	—	2,071,408	—	—	2,071,408
Acquisition of 10% equity interest of Baichuan (Note 3(c))	(805,555)	—	—	—	—	—	—	(805,555)
Capital injection in Xi'an Huitong(1)	—	—	—	364,421	—	—	—	364,421
Foreign currency translation adjustment	—	(480)	1,014	6,703	(476)	—	—	6,761
Net income (loss)	(80,598)	182,468	(74,806)	(10,264)	(148,486)	—	—	(131,686)

Balance as of December 31, 2010	—	136,604	(317,500)	360,860	1,922,446	—	—	2,102,410
Acquisition of Alpha Speed Limited and Bona Starlight (Note 3(d))	—	—	—	—	—	1,155,121	—	1,155,121
Foreign currency translation adjustment	—	1,459	(614)	15,355	(792)	32,392	—	47,800
Net income (loss)	—	505,742	(5,430)	(90,727)	29,324	(298,614)	—	140,295

Balance as of December 31, 2011	—	643,805	(323,544)	285,488	1,950,978	888,899	—	3,445,626
Capital injection in Tianjin Nongken(2)							774,030	774,030
Foreign currency translation adjustment		1,411	(20,272)	3,290	888	9,777	6,854	1,948
Net income (loss)		(4,203)	(8,300)	56,379	105,157	193,005	(626,538)	(284,500)

Balance as of December 31, 2012	—	641,013	(352,116)	345,157	2,057,023	1,091,681	154,346	3,937,104

(1)
On October 18, 2010, the Group set up a subsidiary, Xi'an Huitong, of which 51% equity interest was owned by the Group and 49% was owned by a third-party shareholder.

(2)
On April 20, 2012, the Group set up a subsidiary, Tianjin Nonken, of which 51% equity interest was owned by the Group and 49% was owned by a third-party shareholder.